Related party (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of related party [Abstract]
Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets
The following table summarizes revenues and associated expenses related to HMLP:

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2024	2023	2024	2023
Revenues from Construction and Management Services	47	49	116	112
Transportation Expenses	67	67	207	205

Total
As at December 31, 2023	131
Acquisitions	3
Changes in Fair Value	139
As at September 30, 2024	273